Fixed Assets	12 Months Ended
Dec. 31, 2012
Fixed Assets
7.	FIXED ASSETS

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
	(In thousands)
Computer equipment	3,450,160	4,973,104	798,238
Office building	393,865	911,482	146,303
Office building related facility, machinery and equipment	137,209	156,240	25,078
Vehicles	6,943	7,519	1,207
Office equipment	177,509	212,368	34,087
Leasehold improvements	178,932	193,751	31,099
Construction in progress	2,982	148,717	23,871

	4,347,600	6,603,181	1,059,883
Accumulated depreciation	(1,653,600)	(2,715,304)	(435,836)

	2,694,000	3,887,877	624,047

The Company obtained certain computer servers and equipment by entering into capital leases. The gross amount and the accumulated depreciation of these servers and equipment are RMB47.89 million and RMB1.33 million, respectively, as of December 31, 2011 and RMB104.11 million (US$16.71 million) and RMB23.54 million (US$3.78 million), respectively, as of December 31, 2012. Future minimum lease payments of RMB83.51 million are payable in the amount of RMB36.79 million, RMB32.67 million, RMB13.91 million, RMB0.10 million and RMB0.04 million in 2013, 2014, 2015, 2016 and 2017, respectively.

Depreciation expense of the fixed assets, including assets under capital leases, was RMB380.89 million, RMB747.74 million and RMB1.20 billion (US$192.39 million) for the years ended December 31, 2010, 2011 and 2012, respectively.